Cover	Aug. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2022
Entity File Number	001-40095
Entity Registrant Name	COLICITY INC.
Entity Central Index Key	0001829615
Entity Tax Identification Number	85-3526440
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2300 Carillon Point
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98033
City Area Code	(425)
Local Phone Number	278-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	COLIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	COLI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	COLIW
Security Exchange Name	NASDAQ